Income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income/(loss) per share
Profit/(loss) per share from continuing operations - basic	$ 1.8	$ (4.45)	[1]	$ (5.75)	[1]
Profit/(loss) per share from continuing operations - diluted	1.77	(4.45)	[1]	(5.75)	[1]
Profit/(loss) per share from discontinued operations - basic	(1.38)	(0.45)		(0.18)
Profit/(loss) per share from discontinued operations - diluted	(1.38)	(0.45)		(0.18)
Basic income/(loss) per share	0.43	(4.9)	[1]	(5.93)	[1]
Diluted income/(loss) per share	$ 0.42	$ (4.9)	[1]	$ (5.93)	[1]
Income/(loss) from continuing operations	$ 604.4	$ (1,480.0)	[1]	$ (1,916.9)	[1]
Exclude: loss for the year attributable to non-controlling interests, continuing operations		(1.1)		(0.4)
Income/(loss) for the year attributable to owners of the Company, continuing operations	604.4	(1,481.1)		(1,917.3)
Loss from discontinued operation	(477.6)	(164.2)	[1]	(71.3)	[1]
Exclude: loss for the year attributable to non-controlling interests	16.8	13.3		11.1
Income/(loss) for the year attributable to owners of the Company, discontinued operations	(460.8)	(150.9)		(60.2)
Income/(loss) for the year	126.8	(1,644.2)	[1]	(1,988.2)	[1]
Exclude: loss for the year attributable to non-controlling interests	16.8	12.2	[1]	11.6	[1]
Income/(loss) for the year attributable to owners of the Company	$ 143.6	$ (1,632.0)		$ (1,976.6)
Weighted average number of ordinary shares outstanding, basic	335,046,000	333,063,000		333,176,000
Weighted average number of potential ordinary shares, dilutive	6,591,000
Weighted average number of potential ordinary shares		2,060,000		1,980,000
Number of potentially dilutive shares		0		0

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information